Share Capital And Share Based Compensation - Time based RSU's, narrative (Details) - Time based restricted stock units - shares shares in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2025	Mar. 01, 2025	Mar. 01, 2024	Mar. 01, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted during the year (in shares)	23	50	55	94
Award vesting period (in years)				3 years
Share-based compensation arrangement by share-based payment award, number of shares authorized					71	129	134